Equity	12 Months Ended
Dec. 31, 2024
Texts Block [Abstract]
Equity
17	Equity

(a)	Capital
The capital comprises 54,230,733 Class A shares and 14,466,239 Class B shares with a par value of US$ 0.00005 each.
The Class A common shares have been approved for listing on the Nasdaq Global Select Market, or Nasdaq, under the symbol “VINP.” Vinci Compass has two classes of common shares: Class A common shares and our Class B common shares.
Class B common shares carry rights that are identical to the Class A common shares, except that (1) holders of Class B common shares are entitled to 10 votes per share, whereas holders of our Class A common shares are entitled to one vote per share; (2) holders of Class B common shares have certain conversion rights; (3) holders of Class B common shares are entitled to preemptive rights in the event that additional Class A common shares are issued in order to maintain their proportional ownership interest; and (4) Class B common shares shall not be listed on any stock exchange and will not be publicly traded.
The Entity’s shareholders as of December 31, 2024 and 2023 are presented in the table below:

Shareholders	12/31/2023 Quantity	Subscribed (*)	Transferred	Repurchased	12/31/2024 Quantity
Gilberto Sayão da Silva (Class B Common shares)	14,466,239	—	—	—	14,466,239
Alessandro Monteiro Morgado Horta (Class A common shares)	8,266,422	—	—	—	8,266,422
Public Float (Class A common shares)	12,468,475	—	529,675	(1,202,612)	11,795,538
Compass Group (Class A common shares) (*)	—	11,783,384	—	—	11,783,384
Other Shareholders (Class A common shares)	18,577,681	—	(479,379)	(363,530)	17,734,772
Treasury shares (Class A common shares)	3,134,771	—	(50,296)	1,566,142	4,650,617

Total	56,913,588	11,783,384	—	—	68,696,972
Series A Convertible preferred shares (**)	100,000	—	—	—	100,000

Total	100,000	—	—	—	100,000

(*)	As part of the business combination with Compass, Vinci Compass issued 11,783,384 Class A common shares.
(**)
The Series A Convertible Preferred Shares will be convertible at the option of the holders at any time after the closing of the issuance into Class A Common Shares at an initial conversion rate of 73.5402 Class A Common Shares for each Series A Convertible Preferred Share, which represents an initial conversion price of approximately $13.60 per Class A Common Share.

Fair value option of convertible preferred shares
As informed on note 15 (i), when the initial carrying amount of a compound financial instrument is allocated to its equity and liability components, the equity component is assigned the residual amount after deducting from the fair value of the instrument determined for the liability component. In 2023, the fair value of the stock option and the amount of transaction cost that are allocated to the equity are R$ 34,141 and 1,958, respectively.

(c)	Retained earnings
Retained earnings comprises the net profit generated by the Entity which were not distributed to their shareholders or approved to be distributed by the Entity management.

(d)	Other reserves
Other reserves are comprised by the following operations:

(i)	Exchange variation on investees
Comprises the exchange variation in investments made on investees which have a functional currency other than Brazilian Reais, the Entity functional currency. When a foreign operation is sold, the associated exchange differences are reclassified to profit or loss, as part of the gain or loss on sale.

(ii)	Share-based payments
Benefits to its employees through a share-based incentive.

(e)	Dividends
On February 7, 2024, Vinci Compass declared a quarterly dividend distribution of US$ 0.20 per common share to shareholders as of February 22, 2024, totalizing US$ 10,756 (R$ 53,357), paid on March 5, 2024.
On May 7, 2024, Vinci Compass declared a quarterly dividend distribution of US$ 0.17 per common share to shareholders as of May 23, 2024, totalizing US$ 9,085 (R$ 45,978), paid on June 5, 2024.
On August 6, 2024, Vinci Compass declared a quarterly dividend distribution of US$ 0.17 per common share to shareholders as of August 21, 2024, totalizing US$ 9,027 (R$ 51,026), paid on September 5, 2024.
On November 5, 2024, Vinci Compass declared a quarterly dividend distribution of US$ 0.16 per common share to shareholders as of November 20, 2024, totalizing US$ 8,402 (R$ 48,603), paid on December 5, 2024.
Once dividends are declared and approved by the board of directors, they will be paid on proportional basis to the owners of the common shares.

(f)	Treasury shares
When shares recognized as equity are repurchased, the amount of the consideration paid, which includes directly attributable costs, is recognized as a deduction from equity. Repurchased shares are classified as treasury shares and are presented in the treasury share reserve. When treasury shares are sold or reissued subsequently, the amount received is recognized as an increase in equity and the resulting surplus or deficit on the transaction is presented within the additional paid-in
capital.
On February 14, 2023, the Company announced a new share buyback plan and a share repurchase plan to buy back up to R$60.0 million of the Company’s outstanding Class A common shares across both plans. The new buyback and repurchase plans will commence on the expiration date of the legacy plans and will not have specified expiration dates (other than when the R$60.0 million buyback limit is reached).
In October 2023, the Company suspended for undetermined time the Repurchase Program, in compliance with SEC Rule
10b5-1.
On February 7, 2024, the Company announced a new share buyback plan and a share repurchase plan to buy back up to R$60.0 million of the Company’s outstanding Class A common shares which shall be executed through open market transactions or privately negotiated purchases. The plan is approved to replace the share buyback and repurchase plans approved on February 14, 2023, which expired on the date that the R$60.0 million buyback limit set thereunder was reached.
On September 26, 2024, the Company announced a new share buyback and share repurchase plans to buy back up to US$15.0 million of the Company’s outstanding Class A common shares which shall be executed through open market transactions or privately negotiated purchases. The plans are approved to replace the share buyback plan announced on February 7, 2024, which expired on the date that the R$60.0 million buyback limit set thereunder was reached.
During the year of 2024, the Company bought back 1,566,142 shares from its shareholders and the market, in the amount of R$ 28,302 and R$ 70,646, respectively.
In December 2024 the Company holds 4,650,617 Class A common shares in treasury.

(g)	Basic and diluted earnings per share

a) Basic earning per share	2024	2023	2022
From continuing operations attributable to the ordinary equity holders of the Entity	2.14	4.02	3.89

Total basic earning per share attributable to the ordinary equity holders of the Entity	2.14	4.02	3.89

b) Diluted earning per share	2024	2023	2022
From continuing operations attributable to the ordinary equity holders of the Entity	2.08	3.85	3.84

Total basic earning per share attributable to the ordinary equity holders of the Entity	2.08	3.85	3.84

c) Reconciliations of earnings used in calculating earnings per share

Basic earnings per share:	2024	2023	2022
Profit attributable to the ordinary equity holders of the Entity used in calculating basic earnings per share:
From continuing operations	118,202	220,608	219,417

	118,202	220,608	219,417

Diluted earnings per share	2024	2023	2022
Profit from continuing operations attributable to the ordinary equity holders of the Entity
Used in calculating basic earnings per share	118,202	220,608	219,417

Used in calculating diluted earnings per share	118,202	220,608	219,417

d) Weighted average number of share used as the denominator	2024	2023	2022
Weighted average number of ordinary share/quotas used as the denominator in calculating basic earnings per share:	55,190,584	54,903,764	56,356,293
Adjustments for calculation of diluted earnings per share:	1,733,042	501,807	792,815

Weighted average number of ordinary shares/quotas and potential ordinary shares used as the denominator in calculating diluted earnings per share	56,923,626	55,405,572	57,149,108